Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	CERAGON NETWORKS LTD
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	36,565,168

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 47,099	$ 28,991
Short-term bank deposits	422	7,159
Marketable securities		9,665
Trade receivables (net of allowance for doubtful accounts of $ 3,595 and $ 5,435 at December 31, 2011 and 2012, respectively)	149,120	143,247
Other accounts receivable and prepaid expenses	38,743	37,281
Deferred tax assets, net	8,589	8,622
Inventories	65,554	93,465
Total current assets	309,527	328,430
NON-CURRENT ASSETS:
Marketable securities	4,068	3,716
Deferred tax assets, net	9,140	8,898
Severance pay and pension fund	7,163	6,360
Other non-current assets	4,964	5,257
PROPERTY AND EQUIPMENT, NET	33,642	30,465
INTANGIBLE ASSETS, NET	9,809	13,439
GOODWILL	15,283	14,593
Total long-term assets	84,069	82,728
Toal assets	393,596	411,158
CURRENT LIABILITIES:
Current maturities of long-term loan	8,232	8,232
Short-term loans	17,000
Trade payables	102,079	77,395
Deferred revenues	16,719	38,308
Other accounts payable and accrued expenses	36,090	49,508
Total current liabilities	180,120	173,443
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	18,536	26,768
Accrued severance pay and pensions	12,311	11,996
Other long-term liabilities	38,920	37,900
Total long-term liabilities	69,767	76,664
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2011 and 2012; Issued: 39,806,520 and 40,046,691 shares at December 31, 2011 and 2012, respectively; Outstanding: 36,324,997 and 36,565,168 shares at December 31, 2011 and 2012, respectively	98	97
Additional paid-in capital	318,106	311,911
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2011 and 2012.	(20,091)	(20,091)
Accumulated other comprehensive (loss), net of taxes	(490)	(343)
Accumulated deficit	(153,914)	(130,523)
Total shareholders' equity	143,709	161,051
Total liabilities and shareholders' equity	$ 393,596	$ 411,158

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 5,435		$ 3,595
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	40,046,691	40,046,691	39,806,520	39,806,520
Ordinary shares, shares outstanding	36,565,168	36,565,168	36,324,997	36,324,997
Treasury stock, ordinary shares	3,481,523	3,481,523	3,481,523	3,481,523

Consolidated Statements Of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income (Loss) [Abstract]
Revenues	$ 446,651	$ 445,269	$ 249,852
Cost of revenues	308,354	323,191	160,470
Gross profit	138,297	122,078	89,382
Operating expenses:
Research and development, net	47,487	50,456	25,115
Selling and marketing	77,326	81,716	37,179
General and administrative	27,519	26,524	12,328
Restructuring costs	4,608	7,834
Acquisition related costs		4,919	775
Total operating expenses	156,940	171,449	75,397
Operating profit (loss)	(18,643)	(49,371)	13,985
Financial income (expenses), net	(3,547)	(2,024)	1,255
Income (loss) before taxes on income	(22,190)	(51,395)	15,240
Taxes on income	1,201	2,259	1,178
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Net income (loss) per share:
Basic net income (loss) per share	$ (0.64)	$ (1.49)	$ 0.4
Diluted net income (loss) per share	$ (0.64)	$ (1.49)	$ 0.38
Weighted average number of ordinary shares used in computing basic net income or loss per share	36,457,989	35,975,434	34,854,657
Weighted average number of ordinary shares used in computing diluted net income	36,457,989	35,975,434	36,564,830

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Other comprehensive income:
Unrealized gain from available-for-sale marketable securities	(44)	234	159
Change in unrealized loss from hedging activities (net of tax effect of $257)	700	(492)	(100)
Foreign currency translation differences	(803)	(244)
Total of comprehensive income (loss)	$ (23,538)	$ (54,156)	$ 14,121

Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Change in unrealized loss from hedging activities, tax effect	$ 257

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2009	$ 92	$ 291,736	$ (20,091)	$ 100	$ (90,931)	$ 180,906
Balance, shares at Dec. 31, 2009	34,287,893
Exercise of options	3	4,932				4,935
Exercise of options, shares	979,982
Share-based compensation expense		4,207				4,207
Other comprehensive income (loss), net				59		59
Net income (loss)					14,062	14,062
Balance at Dec. 31, 2010	95	300,875	(20,091)	159	(76,869)	204,169
Balance, shares at Dec. 31, 2010	35,267,875
Exercise of options	2	4,472				4,474
Exercise of options, shares	1,057,122
Share-based compensation expense		6,564				6,564
Other comprehensive income (loss), net				(502)		(502)
Net income (loss)					(53,654)	(53,654)
Balance at Dec. 31, 2011	97	311,911	(20,091)	(343)	(130,523)	161,051
Balance, shares at Dec. 31, 2011	36,324,997
Exercise of options	1	735				736
Exercise of options, shares	240,171
Share-based compensation expense		5,460				5,460
Other comprehensive income (loss), net				(147)		(147)
Net income (loss)					(23,391)	(23,391)
Balance at Dec. 31, 2012	$ 98	$ 318,106	$ (20,091)	$ (490)	$ (153,914)	$ 143,709
Balance, shares at Dec. 31, 2012	36,565,168

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (23,391)	$ (53,654)	$ 14,062
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	15,030	14,393	4,712
Stock-based compensation expense	5,460	6,564	4,207
Accrued severance pay and pensions, net	(488)	(1,125)	358
Decrease (increase) in accrued interest and exchange rate on bank deposits	84	(271)	(276)
Accrued interest and amortization of premium on marketable securities	(323)	647	144
(Increase) in trade receivables, net	(9,459)	(3,342)	(19,622)
Decrease (increase) in other accounts receivable and prepaid expenses	(2,294)	6,782	(7,607)
Decrease in inventories, net of write-off	27,210	40,643	4
Increase (decrease) in trade payables	24,986	(3,753)	(11,670)
Increase (decrease) in deferred revenues	(21,589)	(11,925)	2,113
Increase in deferred tax asset, net	(743)	(1,237)	(469)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(7,274)	(13,847)	3,347
Net cash provided by (used in) operating activities	7,209	(20,125)	(10,697)
Cash flows from investing activities:
Purchase of property and equipment	(14,530)	(14,447)	(9,798)
Payment of business acquired, net of cash (Schedule A)		(42,405)	(1,232)
Investment in short and long-term bank deposits	(1,266)	(7,304)	(13,754)
Proceeds from maturities of short and long-term bank deposits	7,920	25,664	31,680
Investment in marketable securities	(64)		(18,339)
Proceeds from maturities of marketable securities		4,258	16,591
Proceeds from sale of marketable securities	9,781	6,201
Net cash provided by (used in) investing activities	1,841	(28,033)	5,148
Cash flows from financing activities:
Proceeds from Financial institutions, net	27,000	35,000
Repayment of long-term loans	(18,232)
Proceeds from exercise of options	736	4,474	4,935
Net cash provided by financing activities	9,504	39,474	4,935
Effect of exchange rate changes on cash	(446)	(50)
Increase (decrease) in cash and cash equivalents	18,108	(8,734)	(614)
Cash and cash equivalents at the beginning of the year	28,991	37,725	38,339
Cash and cash equivalents at the end of the year	47,099	28,991	37,725
Supplemental disclosures of non cash financing and investing activities:
Purchase of property and equipment	140	617	672
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	2,326	3,849	856
Cash paid during the year for interest	2,113	1,029
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)		44,551	132
Property, plant and equipment		9,500	7
Other long-term assets		8,581
Goodwill and other intangible assets		31,358	1,093
Deferred income taxes, net		3,550
Long-term liabilities		(55,135)
Estimated net fair value of assets acquired and liabilities assumed		$ 42,405	$ 1,232

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a hauling specialist.  The Company provides wireless hauling solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, music and video applications.  The company's wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has thirty nine wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see Note 16.

b.	Acquisitions:

On January 19, 2011 ("acquisition date"), the Company completed the purchase of all  the share capital of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011 (the "SPA"). At the time of the acquisition, Nera was a privately-owned Norwegian company, headquartered in Bergen, Norway, a leading manufacturer of microwave radio systems and a leading expert in long distance microwave links. The acquisition of Nera expanded the Company's position as part of its overall strategy to become a premier microwave backhaul specialist at a crucial juncture for the industry.

The consideration for all of the shares of Nera was $ 57,175, which was funded through a combination of cash on hand and $ 35,000 of bank debt (For more information see note 10). An amount of $ 10,000 out of the consideration was deposited in escrow for 18 months from the date of the sale of Nera's shares. January 19, 2011 was considered to be the acquisition date, as control was obtained, assets were received and liabilities assumed.

Eltek ASA undertook not to compete with the Company for a period of five years.

In connection with the SPA and on the same day, Nera entered into: (i) a Trademark Purchase Agreement with Nera Telecommunications Ltd. ("Neratel"), a subsidiary of  Eltek ASA, under which it sold to NeraTel certain trade names and domain names of Nera, while retaining a right to use the name "Nera" for the first two years, and Neratel undertook a three year period non-compete; and (ii) a non-exclusive OEM Agreement with a subsidiary of Neratel, under which such subsidiary shall purchase products from Nera for their resale under its private label, in the region of the Middle East, North Africa and Asia-Pacific and provide certain sub-contract services to customers of Nera in the Middle East.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Nera. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The results of the Nera operations have been included in the consolidated financial statements since January 19, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill **)	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)	Current assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.
**)	See also Note 8.

Intangible assets:

In performing the purchase price allocation, the Company management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nera's products. The fair value of intangible assets was determined based on an appraisal performed by management with the assistance of independent appraisers, and was based on an income approach.

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life *)	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight-line
Trade names	800	2 years	Straight-line

Total intangible assets	$17,700

*)          Weighted average amortization period of 6.8 years.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2010 and 2011 assuming that the acquisitions of Nera occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2010	2011
	Unaudited

Revenues	$523,889	$449,094

Net loss	$38,611	$44,796

Acquisition costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition for the years ended December 31, 2010 and 2011 amounted to $ 775 and $ 4,919, respectively, and were included in operating expenses, as acquisition related cost.

During the first quarter of fiscal year 2011, the Company approved a plan to restructure certain operations of the Company to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on restructuring plan that have been committed to by the Company management.

The total estimated restructuring costs associated with exiting activities of the Company were $ 7,834, consisting primarily from employee severance and recorded in operating expenses, as a restructuring cost. As of December 31, 2011, the total liability balance for the restructuring plan was $ 1,330. As of December 31 2012, there is no outstanding liability.

c.
During the fourth quarter of 2012, and in order to meet the profitability plan in 2013 the Company initiated a restructuring plan to improve its operating efficiency. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan. The total estimated restructuring costs associated with exiting activities of the Company were $ 4,608, recorded in operating expenses, as a restructuring cost. As of December 31, 2012, the total liability balance for the restructuring plan was $ 3,712.

d.
In March 2013, the Company entered into a syndicated credit agreement (the "Credit Facility") with several financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $113.7 million shall be available. The new agreement replaced all of the Company's existing credit facilities. Each Credit Facility will be operated by its furnishing financial institution. Borrowings and repayments shall be made directly with the relevant financial institution. Any amounts repaid during the term of the Credit Facility may be re-borrowed up to the amount available under the relevant Credit Facility. In the framework of the Credit Facility, the Company undertook certain financial and other covenants. The Credit Facilities shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-          SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").

b.	Use of estimates:

The preparation of the financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. To the extent there are material differences between the Company's estimates and the actual results, the Company's future consolidated results of operation may be affected.

c.	Financial statements in U.S. dollars:

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency. Accordingly, amounts in currencies other than U.S dollars have been remeasured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Statement of income items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of Income (Loss) in financial income, net.

The financial statements of the Company's Brazilian subsidiaries whose functional currency is not the dollar, have been re-measured and translated into dollars.  All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates.  All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries ("the Group"). Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

e.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are in New Israeli Shekel ("NIS"), EURO, Norwegian Kroner ("NOK") and U.S. dollars and bear interest at an average rate of 2.29% as of December 31, 2011 and 2012. The short-term bank deposits are presented at their cost, including accrued interest.

As of December 31, 2012, the short-term bank deposits in the amount of up to $ 422 are restricted for a period of up to 6 months against bank guarantees provided to customers (see also Note 13b.)

g.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC topic 320, "Debt and Equity Securities", ("ASC 320").

Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date.

During the last quarter of 2010, the Company classified its marketable securities as available-for-sale in connection with the anticipated acquisition of Nera (see also note 1b2). As a result of the acquisition, the Company may not have the ability to hold all its securities until maturity, and therefore the Company changed the classification of its investments from held-to-maturity to available-for-sale.

Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity and in "total of comprehensive income (loss)" in consolidated statements of comprehensive income (loss). Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income (expenses), net".

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. The Company accounts for investments in marketable securities in accordance with, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. As of December 31, 2012 the Company does not intend to sell the debt security and it is more likely than not that it will not be required to sell the debt security before recovery of its amortized cost basis. During 2010, 2011 and 2012 no other-than-temporary impairments were recorded.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, as a result of revenue in the related arrangements not yet being recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6- 33
Office furniture and equipment	Mainly 7
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

In 2012, the company began an implementation of new Enterprise Resource Planning systems ("ERP"). The company capitalizes costs incurred related to the system according to of FASB ASC 350-40, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. As of December 31, 2012 the Company capitalized a total of $ 3,400. As of December 31, 2012 the implementation was not yet completed and therefore the company did not start the amortization of the ERP system.

j.	Impairment of long-lived assets:

The Company's and its subsidiaries' long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2010, 2011 and 2012, no impairment losses have been recognized.

k.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC topic 740, "Income Taxes", ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. For more information see note 15f.

The Company adopted ASC topic 740-10, "Income Taxes", ("ASC 740-10"). ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes. For more information see note 15j.

l.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and Other", ("ASC 350") according to which goodwill is not amortized. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 2 to 7 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate.  If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2011 and 2012, no impairment losses have been recognized.

m.	Revenue recognition:

The Company and its subsidiaries generate revenues from selling products to end users, distributors, system integrators and original equipment manufacturers ("OEM").

Revenues from product sales are recognized in accordance with ASC topic 605-10, "Revenue recognition" and with ASC 605-25 "Multiple-Element Arrangements", ("ASC 605"), when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

In addition, when required, the Company complies with ASU 605-25, "Multiple-Deliverable Revenue Arrangements". This standard changes the requirements for establishing separate units of accounting in a multiple element arrangement by elimination of the residual method and requires the allocation of arrangement consideration to each deliverable to be based on using the relative selling price method.

The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified deals that include the sale of products and post delivery installation services, originating after January 1, 2011. For the year ended December 31, 2011 the impact of the adoption of this standard was an increase in revenues in an amount of approximately $23,900.

Pursuant to the guidance of ASU 605-25, when a sales arrangement contains multiple elements, such as equipment and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

The Company considers the sale of equipment and its installation to be two separate units of accounting in the arrangement in which the installation is not essential to the functionality of the equipment, the equipment has value to the customer on a standalone basis and whenever the arrangement does not include a general right of return relative to the delivered item or delivery or performance of the undelivered item is considered probable and substantially in the control of the Company. In such arrangement, revenues from the sale of equipments are recognized upon delivery, if all other revenue recognition criteria are met and the installation revenues are deferred to the period in which such installation occurs (but not less than the amount contingent upon completion of installation, if any) using relative selling prices of each of the deliverables based on the aforementioned selling price hierarchy.

The Company determines the selling price in its multiple-element arrangements by reviewing historical transactions, and considering internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with management, taking into consideration the pricing model and strategy.

When sale arrangements include a customer acceptance provision, revenue is recognized when the Company has demonstrated that the criteria specified in the acceptance provision have been satisfied or as the acceptance provision has lapsed and deemed to be attained.

To assess the probability of collection for revenue recognition purposes, the Company analyzes historical collection experience, current economic trends and the financial position of its customers. On the basis of these criterions, the Company concludes whether revenue recognition should be deferred and recognized on a cash basis.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions are immaterial as of December 31, 2011 and 2012, respectively.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

n.	Research and development costs:

Research and development costs are charged to the statement of Income (Loss) as incurred.

o.	Warranty costs:

The Company generally offers a standard limited warranty, including parts and labor for periods of 12 to 36 months for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Warranty expenses (income) for the years ended December 31, 2010, 2011 and 2012 were approximately $ 643, $ (666) and $ (1,753) respectively.

p.	Derivative instruments:

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at level 2 (see also Note 2W). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss), net of taxes and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The non effective portion of the derivative's change in fair value is recognized in earnings.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and NOK with forward exchange contracts. These forward exchange contracts are designated as cash flow hedges, as defined by ASC 815 and Derivative Implementation Group No. G20, "Cash Flow Hedges: Assessing and Measuring the Effectiveness of a Purchased option Used in a Cash Flow Hedge" ("DIG 20") and are all effective.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and trade payables.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar instruments with major banks worldwide. Such cash and cash equivalents and deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash and cash equivalents and deposits may be redeemed upon demand and, therefore, bear minimal risk. Management believes that the financial institutions that hold the Company's and its subsidiaries' investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's marketable securities consist of securities issued by debentures of corporations and Venezuelan government. The Company's investment policy limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to customers mainly in the Europe, Latin America and Asia. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments. The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

r.	Allowance for doubtful debt:

An allowance for doubtful accounts is determined with respect to specific receivables, of which the collection may be doubtful. The Company charges off receivables when they are deemed uncollectible.

Allowance for doubtful accounts amounted to $ 3,595 and $ 5,435 as of December 31, 2011 and 2012, respectively.

Total doubtful debt expenses during 2010, 2011 and 2012 amounted to $ 614, $ 212 and $ 1,727, respectively. Total write offs were immaterial in 2010, 2011 and 2012.

s.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

As of December 31, 2011 and 2012, the Company sold trade receivables to Israeli financial institutions in a total amount of $ 5,866 and $ 15,126, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

t.	Severance pay:

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies, and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years ended December 31, 2010, 2011 and 2012, amounted to approximately $ 1,519, $ 1,747 and $ 1,613, respectively.

u.	Pension accrual:

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to Note 12.

v.	Accounting for stock-based compensation:

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2010, 2011 and 2012:

	December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Volatility	41%-66%	37%-60%	40%-64%
Risk free interest	0.25%-3.9%	0.1%-3.48%	0.1%-2.30%
Early exercise multiple	2.0-2.50	1.85-2.60	1.55-1.85

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options; volatility of price of the Company's shares based upon actual historical stock price movements. The Early exercise factor is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

w.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3. (See also note 18).

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The marketable securities fair value, based on quoted market prices, classified within Level 1 (see also note 3).

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

x.	Restructuring costs:

The Company accounts for restructuring activities in accordance to ASC topic 420, "Exit or Disposal Cost Obligations" and ASC 712 "Compensation-Nonretirement Postemployment Benefits" ("ASC 712"), which requires that a liability for a cost associated with an exit or disposal activity be recognized and measured, initially at fair value, only when the liability is incurred and for contractual postemployment benefits under ASC 712 when it is probable that the employees will be entitled to the benefits, the amount is estimable.

y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2011 and 2012 Accumulated other comprehensive income (loss), related to unrealized gains from available-for-sale securities, net of taxes, in amount of $ 393 and $ 349, loss on hedging derivative instruments, net of taxes, in amount of $ (492) and $ 208 foreign currency translation differences and in amount of $ (244) and $ (1,047).

z.	Treasury shares:

The Company repurchased its Ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

aa.	Basic and diluted net earnings per share:

Basic net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 940,060, 5,154,612 and 5,743,458 for the years ended December 31, 2010, 2011 and 2012, respectively.

ab.	Reclassification:

Certain amounts in prior years' statement of operations have been reclassified to conform to the current year's presentation. In prior years expenses of the company's information system department were allocated to cost of revenues and operating expenses while in 2010 management decided to include all expenses in general and administrative expenses.

ac.	Impact of recently issued Accounting Standards:

1.
In July 2012, the FASB issued Accounting Standards 2012-02 "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment", which introduced an optional qualitative assessment for testing intangible asset for impairment. ASU 2011-02 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that an indefinite-lived intangible asset is impaired. If that is the case, the company would have to perform the annual quantitative impairment test. The ASU is effective for fiscal years beginning after 15 September 2012. The Company did not adapt the optional qualitative assessment during 2012.

2.
In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2013-02, Topic 350 - Comprehensive Income ("ASU 2013-02"), which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-          MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2011 and 2012:

	2011			2012
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$15	$219	$204	$99	$303
Government bonds	12,784	378	13,162	3,515	250	3,765

	$12,988	$393	$13,381	$3,719	$349	$4,068

Aggregate maturities of marketable securities for years subsequent to December 31, 2012 are:

	Amortized cost	Gross unrealized gain	Fair market value

Less than 1 year	$-	$-	$-
1-3 years	3,515	250	3,765
3-5 years	91	46	137
More than 5 years	113	53	166

	$3,719	$349	$4,068

During 2012, the Company recorded net proceeds from sales of these securities in amount of $ 9,717 and income from sale of marketable securities in an amount of $ 57.

As of December 31, 2011 and 2012, interest receivable amounted to $ 213 and $ 81, respectively, and is included within other accounts receivable in the balance sheets.

Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$13,789	$14,150
Advances to suppliers	7,126	3,140
Prepaid expenses	12,358	16,636
Other	4,008	4,817
	$37,281	$38,743

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2011	2012

Raw materials	$14,418	21,360
Work in progress	1,723	4,441
Finished products	77,324	39,753

	$93,465	65,554

Finished products include products shipped to customers for which revenues were not recognized as of December 31, 2012. Such products amounted to $ 49,101 and $ 19,266 at December 31, 2011 and 2012, respectively.

During the year ended December 31, 2010, 2011 and 2012, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 1,963, $ 3,483 and $ 904, respectively that have been included in cost of revenues.

Inventory write-off provision as of December 31, 2011 and 2012 amounted of $ 3,505 and $ 2,887, respectively.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:
Computers, manufacturing, peripheral equipment	$78,367	$90,724
Office furniture and equipment	4,391	4,566
Leasehold improvements	1,823	2,388

	84,581	97,678
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	49,995	59,536
Office furniture and equipment	2,837	3,081
Leasehold improvements	1,284	1,419

	54,116	64,036

Depreciated cost	$30,465	$33,642

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $ 4,712, $ 10,231 and $ 11,493 respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-          INTANGIBLE ASSETS, NET

a.	Intangible assets:

	December 31,
	2011	2012

Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,200	8,107

	17,600	17,507

Accumulated amortization:

Technology	1,165	2,397
Trademarks	379	780
Customer relationships	2,617	4,521

	4,161	7,698

Intangible assets, net	$13,439	$9,809

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

b.	Amortization expense for the years ended December 31, 2011 and 2012 amounted to $ 4,161 and$ 3,537, respectively.

c.	The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

December 31,

2013	$2,541
2014	2,134
2015	1,862
2016	1,672
2017 and thereafter	1,600

$9,809

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Goodwill
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Year ended December 31,
	2011	2012

January 1,	$1,093	$14,593
Acquisition of Nera	13,658	-
Functional currency translation adjustments (1) (2) (3)	(158)	690

December 31,	$14,593	$15,283

(1)	The allocation period of Nera's acquisition ended in July 2012.
(2)	Adjustment of goodwill related to acquisition of Nera.
(3)
Foreign currency translation differences resulting from goodwill allocated to subsidiaries,  whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.

Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
NOTE 9:-          OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Employees and payroll accruals	$13,650	$13,199
Provision for warranty costs	6,655	4,801
Government authorities	5,156	5,507
Accrued expenses	20,291	9,676
Other accounts payables	3,756	2,907

	$49,508	$36,090

Loan And Credit Lines	12 Months Ended
Dec. 31, 2012
Loan And Credit Lines [Abstract]
Long-Term Loan
NOTE 10:-        LOAN AND CREDIT LINES

In 2011 the Company entered into a loan agreement with Bank Hapoalim Ltd (the "Loan Agreement", the "Bank", respectively) for a loan in the principal amount of $ 35,000.

The Loan Agreement provides that the principal amount of $ 35,000 bear effective interest at a rate of Libor + 3.15%, which Libor is updated every three months. As of December 31, 2012 the accrued interest is $105 and is recorded as part of the accrued expenses. The principal amount is to be repaid in 17 quarterly installments from February 19, 2012, through February 19, 2016 and the interest is to be paid in quarterly payments starting as of February 19, 2011.

The loan is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants.

The maturities of the principal amount for periods after December 31, 2012 are as follows:

2013 - current maturities	$8,232
2014	8,232
2015	8,232
2016	2,072

$26,768

To cover its short term working capital needs, as of December 31, 2012 the Company utilized $15 million out of $40 million of available credit lines from several banks and $2 million from other financial institution. The credit lines carry interest rates of LIBOR+2.75% to LABOR+3.9% and expire between March 31, 2013 and September 23, 2013.

The Company undertook to maintain certain financial covenants regarding the above loan and credit lines. Repayment of the loan and credit lines may be accelerated by the Bank in certain events of default including in insolvency events, failure to comply with the financial covenants and an event whereby we will no longer be a traded company. As of December 31, 2012 the Company has maintained all the financial covenants. Subsequent to the balance date, in according with the new facility loan the covenants were revised. The terms of the loan were not changed in the new credit facility.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

As of December 31, 2012, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 133,737 and NOK 108,013 in consideration for $ 54,487 maturing in a period of up to one year. As of December 31, 2011 and 2012, the company recorded accumulated unrealized gain (loss) in other comprehensive income, net of taxes, in the amount of $ (492) and $ 208, respectively, from its forward contracts with respect to anticipated payroll payment expected in 2012.

Fair value hedging program - The Company enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to five months. The purpose of the Company's foreign currency hedging activities is to protect the fair value of the monetary assets from foreign exchange rates fluctuations.

	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2012	income item	2010	2011	2012

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$208	Operating expenses	$503	$(267)	$72

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(375)	(287)	1,424

Total	$208		$128	$(554)	$1,496

Pension Liabilities, Net	12 Months Ended
Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Pension Liabilities, Net
NOTE 12:-	PENSION LIABILITIES, NET

The Norwegian subsidiary Ceragon Networks AS (formerly "Nera Networks AS") has both defined benefit scheme (overfunded and underfunded) and defined contribution schemes.

Defined contribution - overfunded - Under the defined contributions scheme Ceragon Networks AS makes a payment to the insurance company who administer the fund on behalf of the employee. Ceragon Networks AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2012 almost all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme - overfunded - Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2012 the pension scheme has 139 members out of which 133 are retired. The fair value of plan assets exceeds the defined benefit obligation.

Defined benefit scheme - underfunded - The underfunded defined benefit scheme mainly consists of a pension agreement for former executives and of early retirement pensions (the "AFP"). The Pension scheme for former executives is stopped for admission. The scheme gives right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme.

The AFP arrangement has been terminated in 2010. The AFP-liability following the old scheme was recognized in the balance sheet as debt and was recognized as income in 2010, with the exception of the liability relating to previous employees who are now retirees in this scheme.

With the termination of the old AFP (early retirement) scheme there was a deficit. The liability is set to best estimates, the present value of estimated future premium payments in the period 2013-2015.

Additionally, Ceragon Networks AS has an agreed early retirement scheme (AFP). The new AFP-scheme, in force from 1 January 2011, is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Ceragon Networks AS's liabilities are therefore not recognized as liability in the balance sheet.

The difference between the liability (the Projected Benefit Obligation or PBO as defined in ASC No. 715 "Compensation - Retirement Benefits" ("ASC 715") and the market value of the plan assets is accounted for on the financial statements of the Company.

The liabilities in respect of Ceragon Networks AS's pension plans have been recalculated based on updated employee numbers and asset values at December 31, 2012. These plans together represent 100% of the PBO of the entire group. The value for the other liabilities has been projected from the results of the valuation on the date of Acquisition and updated for changes in discount rate.

The following tables provide a reconciliation of the changes in the plans' benefits obligation and fair value of assets for the year ended December 31, 2012, and the statement of funded status as of December 31, 2012:

	December 31,
	2011	2012

Accumulated benefit obligation	$9,860	$9,643

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$-	$9,992
Liability assumed at the acquisition date of Nera	11,532	-
Service cost	59	63
Interest cost	323	349
Expenses paid	(1,296)	(992)
Exchange rates differences	-	565
Actuarial gain	(626)	(268)

Projected benefit obligation at end of year	$9,992	$9,709

Change in plan assets
Fair value of plan assets at beginning of year	$-	$7,122
Acquisition of Nera	7,500	-
Actual return on plan assets	272	294
Employer contributions to plan	52	95
Expenses paid	(702)	(524)
Exchange rates differences	-	525
Actuarial gain	-	(116)

Fair value of plan assets at end of year	$7,122	$7,396

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2012 is as follows:

	December 31, 2011	December 31, 2012
Weighted-average assumptions
Discount rate	3.80%	4.20%
Expected return on plan assets	4.10%	3.60%
Rate of compensation increase	3.50%	3.25%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used.  The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is determined considering the yield of government bonds.  For purposes of calculating the 2012 net periodic benefit cost and the benefit obligation, the Company used a discount rate of 4.2%.  The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the year ended December 31, 2012:

	December 31, 2011	December 31, 2012
Components of net periodic benefit cost
Service cost	$59	$63
Interest cost	323	349
Expected return on plan assets	(272)	(294)
Amortization of net loss	-	-
Exchange rates differences	-	5
Settlement gain recognized	-	-

Net periodic benefit cost	$110	$123

Benefit payments are expected to be paid as follows:

	December 31, 2011	December 31, 2012

2013	$817	$763
2014	561	261
2015	361	229
2016	223	199
2017 and thereafter	908	1,050

	$2,870	$2,502

The plan asset allocations at December 31, 2012 is as follows:

	December 31, 2011	December 31, 2012

Bonds	49%	56%
Real estate	16%	14%
Cash	17%	20%
Shares	18%	10%

	100%	100%

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of income (loss).

For the years ended December 31, 2011 and 2012, an actuarial gain of $325 and $158, respectively, was recognized in statements of income (loss).

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at December 31, 2012, are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2013	4,548	1,442	5,990
2014	1,365	993	2,358
2015	824	478	1,302
2016	672	183	855
2017 and thereafter	-	-	-
	7,409	3,096	10,505

Expenses for lease of facilities for the years ended December 31, 2010, 2011 and 2012 were approximately $ 2,466, $ 10,334 and $ 8,473, respectively.

Expenses for the lease of motor vehicles for the years ended December 31, 2010, 2011 and 2012 were approximately $ 1,206, $ 1,514 and $ 1,404, respectively.

b.	Charges and guarantees:

As of December 31, 2012, the Company provided bank guarantees in an aggregate amount of $ 31,692 with respect to tender offer guarantees and performance guarantees to its customers.

c.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

The Company cannot estimate the exposure amount, and in any case, these allegations have not resulted in any action brought against the Company. The Company's management does not believe that it is probable that the above mentioned allegations will result in a loss to the Company. Accordingly, no provision was recorded with respect to these allegations.

d.	Indirect taxes:

The Company recorded a provision for indirect tax liabilities in Latin America, mainly related to VAT and Custom duties for the years ended December 31, 2011 and 2012, in the amount of approximately $26 and $26.5 million, respectively. In addition to the amount currently reserved, the Company may be subject to loss contingencies related to these matters estimated to be up to an additional $26 million. We believe that such undiscounted unreserved losses are reasonably possible but are not currently considered to be probable of occurrence.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

The Ordinary shares of the Company are traded on Nasdaq Global Market and on the Tel Aviv Stock Exchange, under the symbol "CRNT".

a.	General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock options plans:

1.
Under the Company's 2003 Share Option Plan ("the Plan"), options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years. The options expire ten years from the date of grant. On December 2012, the Company extended the term of the Plan for an additional period of ten years.

Upon adoption of the Plan, the Company reserved for issuance 17,920,688 ordinary shares in accordance with the respective terms thereof. As of December 31, 2012, the Company has 218,414 Ordinary shares available for future grant under the Plan. Any options, which are canceled or forfeited before the expiration date, become available for future grants.

2.	On September 6, 2010, the Company's board of directors amended the Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such Plan.

3.	The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2010
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,388,323	$5.87
Granted *)	922,500	$8.27
Exercised	(979,982)	$5.04
Forfeited or expired	(402,605)	$9.92

Outstanding at end of the year	4,928,236	$6.15	6.38	$34,698

Options exercisable at end of the year	3,192,108	$5.53	5.33	$24,455

Vested and expected to vest	4,836,371	$6.12	6.38	$34,193

*) Including 200,000 RSUs granted

	Year ended December 31, 2011
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	4,928,236	$6.15
Granted	1,795,502	$11.79
Exercised (**)	(1,057,122)	$4.24
Forfeited or expired	(210,272)	$9.92

Outstanding at end of the year	5,456,344	$8.23	7.01	$7,256

Options exercisable at end of the year	2,928,548	$6.58	5.55	$5,547

Vested and expected to vest	5,198,660	$8.08	6.91	$7,204

*) Including 200,000 RSUs granted **) Including 50,000 RSUs exercised

	Year ended December 31, 2012
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	5,456,344	$8.23
Granted	1,217,499	$8.45
Exercised (**)	(240,171)	$3.04
Forfeited or expired	(306,290)	$10.17

Outstanding at end of the year	6,127,382	$8.38	7.95	$492

Options exercisable at end of the year	3,801,244	$7.62	5.52	$50

Vested and expected to vest	5,827,744	$8.32	7.94	$477

*) Including 200,000 RSUs granted **) Including 50,000 RSU's exercised

The Company's options are generally granted at exercise prices which are equal to the average market value of the Ordinary shares in the period of 30 trading day prior to the grant date. The weighted average grant date fair values of the options granted during 2010, 2011 and 2012 were $ 5.89, $ 5.63 and $ 3.82, respectively. Grant date fair value of the RSUs granted during 2010 was $ 9.39.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options exercised during the years ended December 31, 2011 and 2012 were $ 7,278 and $ 874, respectively. As of December 31, 2012, there was $ 4,614 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $ 790 under the Company's RSUs plan.

That cost is expected to be recognized over a weighted-average period of approximately one year.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	150,000			-		-
0.00-2.00	76,275	0.51	1.48	76,275	0.51	1.48
2.34-3.90	98,475	2.93	3.89	98,475	2.93	3.89
4.09-5.98	2,044,894	5.05	5.16	1,794,049	4.79	5.10
6.12-7.96	60,864	6.11	6.80	39,639	5.09	6.75
8.16-9.98	1,184,004	8.26	9.11	588,290	7.59	9.13
10.19-14.3	1,841,832	8.90	12.31	331,820	7.99	11.98

	5,456,344	7.01	8.23	2,928,548	5.55	6.58

Exercise price (range)	Options and RSUs outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	100,000			-
0.00-2.00	-	-	-	-	-	-
2.34-3.90	94,975	2.00	3.89	94,975	2.00	3.89
4.02-5.98	2,035,969	4.30	5.13	1,998,447	4.23	5.12
6.12-7.96	98,364	6.86	6.87	43,264	3.79	6.79
8.16-9.98	2,095,088	8.08	9.02	757,064	6.86	9.12
10.19-14.3	1,702,986	7.86	12.33	907,494	7.66	12.29

	6,127,382	6.52	8.52	3,801,244	5.51	7.62

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2010, 2011 and 2012, was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$315	$255	$197
Research and development *)	814	1,536	1,638
Selling and marketing	1,177	2,460	1,975
General and administrative	1,901	2,313	1,650

Total stock-based compensation expenses	$4,207	$6,564	$5,460

*)	Including $133, $ 460 and $ 473 compensation expenses related to RSUs for the year ended December 31, 2010, 2011 and 2012, respectively.

c.	Treasury shares:

In October 2008, the Company initiated a share repurchase program, under which, the Company is authorized to purchase its outstanding Ordinary shares up to aggregate value of $ 20,000. The purchases may be performed in the open market or in negotiated or block transactions, all subject to regulatory requirements. As of December 31, 2009, the Company had completed the share purchase program with a total purchase of 3,481,523 of its outstanding Ordinary shares, at a weighted average price per share of $ 5.74, for the total consideration of approximately $ 20,091 (including commission and broker fees).

d.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 15:-       TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company currently qualifies as an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and amortization of costs relating to know-how and patents over eight years, as a deduction for tax purposes.

b.	Corporate tax structure:

Taxable income of Israeli company is subject to tax at the rate of 25% in 2012.

c.	Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollar.

d.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period.

For receiving the benefits under the alternative track, there is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2006 and 2009 as its "years of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% to 25% (depending on the percentage of foreign ownership in each tax year).

The Company has three capital investment programs that have been granted approved enterprise status, under the Law and two programs under beneficiary enterprise status pursuant to the Amended Legislation.

Income from sources other than the "Approved Enterprise" and "Beneficiary Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment in the future. At this time the Company does not elect to apply the amendment, buy may consider to do so in the future.

e.	The income tax expense (benefit) for the years ended December 31, 2010, 2011 and 2012 consisted of the following:

	Year ended December 31,
	2010	2011	2012

Current	$1,647	$3,065	$1,944
Deferred	(469)	(806)	(743)

	$1,178	$2,259	$1,201

Domestic (Israel)	$(234)	$2,313	$5,470
Foreign	1,412	(54)	(4,269)

	$1,178	$2,259	$1,201

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets:

Net operating loss carry forward	$33,344	$50,276
Research & Development	10,531	12,266
Other temporary differences relating to reserve and allowances	34,401	28,821

Deferred tax asset before valuation allowance	78,276	91,363
Valuation allowance	(59,018)	(72,588)

Deferred tax asset	19,258	18,775

Deferred tax liabilities:

Acquired intangibles	(1,738)	(1,046)

Deferred tax asset, net	17,520	17,729

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance amounting $ 59,018 and $ 72,588 at December 31, 2011 and 2012, respectively.

g.	Net operating loss carryforward and capital loss:

The Company has accumulated net operating losses and capital loss for Israeli income tax purposes as of December 31, 2012 in the amount of approximately $ 60 million and $ 3.2 million, respectively. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2012, the Company's U.S. subsidiary had a U.S. federal net operating loss carryforward of approximately $ 2.3 million that can be carried forward and offset against taxable income and that expires during the years 2017 to 2026. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations may result in the expiration of net operating losses before utilization.

As of December 31, 2012, the Company's Norwegian subsidiary had a net operating loss carryforward of approximately $ 98 million that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2012, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 11.3 million that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

h.	Income (loss) before taxes is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$12,369	$(35,797)	$(46,207)
Foreign	2,871	(15,598)	24,017

	$15,240	$(51,395)	$(22,190)

i.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the Statement of Income (Loss) is as follows:

	Year ended December 31,
	2010	2011	2012
Income (loss) before taxes as reported in the consolidated statements of operations	$15,240	$(51,395)	$(22,190)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$3,810	$(12,335)	$(5,548)
Non-deductible expenses	647	3,061	193
Non-deductible expenses related to employee stock options	1,052	1,575	1,366
Changes in valuation allowance, net	(4,798)	8,984	5,415
Other	467	974	(225)

Actual tax expense	$1,178	$2,259	$1,201

j.	The Company adopted the provisions of ASC topic 740-10, "Income Taxes".

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Uncertain tax positions, beginning of year	$673	$9,741
Uncertain tax positions acquired during the year	9,266	-
Increases in tax positions for prior years	556	-
Decreases in tax positions for prior years	(987)	(23)
Increases in tax positions for current year	233	-

Uncertain tax positions, end of year	$9,741	$9,718

The Company has further accrued $ 1,624 and $ 51 due to interest and penalty related to uncertain tax positions as of December 31, 2011 and 2012, respectively.

As of December 31, 2012, the Company is subject to Israeli income tax audits for the tax years 2008 through 2011, to U.S. federal income tax audits for the tax years of 2008 through 2011 and to other income tax audits for the tax years of 2007 through 2011.

Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2012
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information
NOTE 16:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Revenues from sales to unaffiliated customers:

North America	$41,450	$46,442	$40,496
Europe	56,923	101,324	97,133
Africa	9,968	57,701	58,212
Asia-Pacific and Middle East	28,119	90,461	70,704
India	95,674	44,608	54,358
Latin America	17,718	104,733	125,748

	$249,852	$445,269	$446,651

Property and equipment, net, by geographic areas:

Israel	$15,325	$22,502	$27,837

Others	886	7,963	5,805

	$16,211	$30,465	$33,642

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2010	2011		2012
	%

Customer A	19	*	) -	*	) -
Customer B	17	*	) -	*	) -

*)	Less than 10% of total revenues

In 2011 and 2012, we had revenues from a single group of affiliated companies that accounted for approximately 13.4% and 11.6%, respectively, of total revenues.

Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 17:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Year ended December 31,
	2010	2011	2012

Financial income:
Interest on marketable securities and bank deposits	$1,713	$2,643	$644
Foreign currency translation differences and derivatives	424	2,563	2,839

	2,137	5,206	3,483
Financial expenses:
Bank charges and interest on loans	(495)	(3,448)	(3,850)
Foreign currency translation differences	(103)	(3,434)	(3,180)
Amortization of premium on marketable securities	(284)	(348)	-

	(882)	(7,230)	(7,030)

	$1,255	$(2,024)	$(3,547)

b.	Net income per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2010	2011	2012
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$14,062	$(53,654)	$(23,391)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	34,854,657	35,975,434	36,457,989

Effect of dilutive securities:
Employee stock options and RSU	1,710,173	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	36,564,830	35,975,434	36,457,989

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement
NOTE 18:-        FAIR VALUE MEASUREMENT:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	13,381	-	-	13,381
Derivatives designated as hedging instrument (net of tax effect of $164)	-	(492)	-	(492)
Pension liability, net *)	-	-	(2,870)	(2,870)

Total assets (liabilities)	13,381	(492)	(2,870)	10,091

	Year ended December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	4,068	-	-	4,068
Derivatives designated as hedging instrument (net of tax effect of $257)	-	276	-	276
Pension liability, net *)	-	-	(2,247)	(2,247)

Total assets (liabilities)	4,068	276	(2,247)	2,097

*)	See also Note 12.

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 19:-      RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,333, $ 1,476 and $ 1,476 in 2010, 2011 and 2012, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. In 2011, the Company extended its facility lease agreement until December 2012. As of December 31, 2012 the company is in a negotiation process on its offices leases. Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until July 2013. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,757 in 2010, $ 2,059 in 2011 and $ 2,121 in 2012.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products which are then resold to our customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 6,380, $ 1,305 and $ 4,310 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 206, $ 275 and $ 1,130 for the years ended December 31, 2010, 2011 and 2012, respectively.

Transactions with related parties:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$6,853	$1,819	$4,974

Research and development expenses	$951	$1,010	$1,032

Selling and marketing expenses	$1,152	$1,308	$1,233

General and administrative expenses	$514	$704	$684

Purchase of property and equipment	$206	$275	$1,130

Balances with related parties:

	December 31,
	2011	2012

Trade payables, other accounts payable and accrued expenses	$1,432	$3,024

Nonrecognized Subsequent Event	12 Months Ended
Dec. 31, 2012
Nonrecognized Subsequent Event [Abstract]
Nonrecognized Subsequent Event
NOTE 20:-       NONRECOGNIZED SUBSEQUENT EVENTS

1.
On February 13, 2013, the Venezuelan government announced a devaluation of the Central Bank of Venezuela regulated currency exchange system rate from 4.3 bolivars per U.S. dollar to 6.3 bolivars per U.S. dollar.

As of December 31, 2012, the Company had a Bolivar-denominated net monetary asset position of $7,549. As a result of the devaluation, the Company expects to record net of tax charges ranging between $1.6 to $2.4 million in the first quarter of 2013 related to the re-measurement of the local currency-denominated balance sheet to the new exchange rate.

2.	In March 2013, the Company entered into a syndicated credit agreement (see Note 1d).

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis Of Presentation
a.	Basis of presentation:
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").
Use Of Estimates
b.	Use of estimates:

The preparation of the financial statements and related disclosures in conformity with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in the Consolidated Financial Statements and the accompanying notes. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes are reasonable under the circumstances, to determine the carrying values of assets and liabilities that are not readily apparent from other sources. To the extent there are material differences between the Company's estimates and the actual results, the Company's future consolidated results of operation may be affected.

Financial Statements In U.S. Dollars
c.	Financial statements in U.S. dollars:

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency. Accordingly, amounts in currencies other than U.S dollars have been remeasured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Statement of income items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of Income (Loss) in financial income, net.

The financial statements of the Company's Brazilian subsidiaries whose functional currency is not the dollar, have been re-measured and translated into dollars.  All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates.  All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity.

Principles Of Consolidation
d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries ("the Group"). Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash Equivalents
e.	Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Short-Term Bank Deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are in New Israeli Shekel ("NIS"), EURO, Norwegian Kroner ("NOK") and U.S. dollars and bear interest at an average rate of 2.29% as of December 31, 2011 and 2012. The short-term bank deposits are presented at their cost, including accrued interest.

As of December 31, 2012, the short-term bank deposits in the amount of up to $ 422 are restricted for a period of up to 6 months against bank guarantees provided to customers (see also Note 13b.)

Marketable Securities
g.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC topic 320, "Debt and Equity Securities", ("ASC 320").

Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date.

During the last quarter of 2010, the Company classified its marketable securities as available-for-sale in connection with the anticipated acquisition of Nera (see also note 1b2). As a result of the acquisition, the Company may not have the ability to hold all its securities until maturity, and therefore the Company changed the classification of its investments from held-to-maturity to available-for-sale.

Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity and in "total of comprehensive income (loss)" in consolidated statements of comprehensive income (loss). Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income (expenses), net".

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. The Company accounts for investments in marketable securities in accordance with, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. As of December 31, 2012 the Company does not intend to sell the debt security and it is more likely than not that it will not be required to sell the debt security before recovery of its amortized cost basis. During 2010, 2011 and 2012 no other-than-temporary impairments were recorded.

Inventories
h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, as a result of revenue in the related arrangements not yet being recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

Property And Equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6- 33
Office furniture and equipment	Mainly 7
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

In 2012, the company began an implementation of new Enterprise Resource Planning systems ("ERP"). The company capitalizes costs incurred related to the system according to of FASB ASC 350-40, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. As of December 31, 2012 the Company capitalized a total of $ 3,400. As of December 31, 2012 the implementation was not yet completed and therefore the company did not start the amortization of the ERP system.

Impairment Of Long-Lived Assets
j.	Impairment of long-lived assets:

The Company's and its subsidiaries' long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2010, 2011 and 2012, no impairment losses have been recognized.

Income Taxes
k.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC topic 740, "Income Taxes", ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. For more information see note 15f.

The Company adopted ASC topic 740-10, "Income Taxes", ("ASC 740-10"). ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes. For more information see note 15j.

Goodwill And Other Intangible Assets
l.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and Other", ("ASC 350") according to which goodwill is not amortized. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 2 to 7 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate.  If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2011 and 2012, no impairment losses have been recognized.

Revenue Recognition
m.	Revenue recognition:

The Company and its subsidiaries generate revenues from selling products to end users, distributors, system integrators and original equipment manufacturers ("OEM").

Revenues from product sales are recognized in accordance with ASC topic 605-10, "Revenue recognition" and with ASC 605-25 "Multiple-Element Arrangements", ("ASC 605"), when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

In addition, when required, the Company complies with ASU 605-25, "Multiple-Deliverable Revenue Arrangements". This standard changes the requirements for establishing separate units of accounting in a multiple element arrangement by elimination of the residual method and requires the allocation of arrangement consideration to each deliverable to be based on using the relative selling price method.

The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified deals that include the sale of products and post delivery installation services, originating after January 1, 2011. For the year ended December 31, 2011 the impact of the adoption of this standard was an increase in revenues in an amount of approximately $23,900.

Pursuant to the guidance of ASU 605-25, when a sales arrangement contains multiple elements, such as equipment and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

The Company considers the sale of equipment and its installation to be two separate units of accounting in the arrangement in which the installation is not essential to the functionality of the equipment, the equipment has value to the customer on a standalone basis and whenever the arrangement does not include a general right of return relative to the delivered item or delivery or performance of the undelivered item is considered probable and substantially in the control of the Company. In such arrangement, revenues from the sale of equipments are recognized upon delivery, if all other revenue recognition criteria are met and the installation revenues are deferred to the period in which such installation occurs (but not less than the amount contingent upon completion of installation, if any) using relative selling prices of each of the deliverables based on the aforementioned selling price hierarchy.

The Company determines the selling price in its multiple-element arrangements by reviewing historical transactions, and considering internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with management, taking into consideration the pricing model and strategy.

When sale arrangements include a customer acceptance provision, revenue is recognized when the Company has demonstrated that the criteria specified in the acceptance provision have been satisfied or as the acceptance provision has lapsed and deemed to be attained.

To assess the probability of collection for revenue recognition purposes, the Company analyzes historical collection experience, current economic trends and the financial position of its customers. On the basis of these criterions, the Company concludes whether revenue recognition should be deferred and recognized on a cash basis.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions are immaterial as of December 31, 2011 and 2012, respectively.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

Research And Development Costs
n.	Research and development costs:
Research and development costs are charged to the statement of Income (Loss) as incurred.
Warranty Costs
o.	Warranty costs:

The Company generally offers a standard limited warranty, including parts and labor for periods of 12 to 36 months for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Warranty expenses (income) for the years ended December 31, 2010, 2011 and 2012 were approximately $ 643, $ (666) and $ (1,753) respectively.

Derivative Instruments
p.	Derivative instruments:

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at level 2 (see also Note 2W). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss), net of taxes and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The non effective portion of the derivative's change in fair value is recognized in earnings.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and NOK with forward exchange contracts. These forward exchange contracts are designated as cash flow hedges, as defined by ASC 815 and Derivative Implementation Group No. G20, "Cash Flow Hedges: Assessing and Measuring the Effectiveness of a Purchased option Used in a Cash Flow Hedge" ("DIG 20") and are all effective.

Concentrations Of Credit Risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and trade payables.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar instruments with major banks worldwide. Such cash and cash equivalents and deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash and cash equivalents and deposits may be redeemed upon demand and, therefore, bear minimal risk. Management believes that the financial institutions that hold the Company's and its subsidiaries' investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's marketable securities consist of securities issued by debentures of corporations and Venezuelan government. The Company's investment policy limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to customers mainly in the Europe, Latin America and Asia. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments. The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

Allowance For Doubtful Debt
r.	Allowance for doubtful debt:

An allowance for doubtful accounts is determined with respect to specific receivables, of which the collection may be doubtful. The Company charges off receivables when they are deemed uncollectible.

Allowance for doubtful accounts amounted to $ 3,595 and $ 5,435 as of December 31, 2011 and 2012, respectively.

Total doubtful debt expenses during 2010, 2011 and 2012 amounted to $ 614, $ 212 and $ 1,727, respectively. Total write offs were immaterial in 2010, 2011 and 2012.

Transfers Of Financial Assets
s.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to three Israeli financial institutions.

As of December 31, 2011 and 2012, the Company sold trade receivables to Israeli financial institutions in a total amount of $ 5,866 and $ 15,126, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

Severance Pay
t.	Severance pay:

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies, and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years ended December 31, 2010, 2011 and 2012, amounted to approximately $ 1,519, $ 1,747 and $ 1,613, respectively.

Pension Accrual
u.	Pension accrual:

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to Note 12.

Accounting For Stock-Based Compensation
v.	Accounting for stock-based compensation:

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2010, 2011 and 2012:

	December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Volatility	41%-66%	37%-60%	40%-64%
Risk free interest	0.25%-3.9%	0.1%-3.48%	0.1%-2.30%
Early exercise multiple	2.0-2.50	1.85-2.60	1.55-1.85

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options; volatility of price of the Company's shares based upon actual historical stock price movements. The Early exercise factor is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Fair Value Of Financial Instruments
w.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3. (See also note 18).

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The marketable securities fair value, based on quoted market prices, classified within Level 1 (see also note 3).

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Restructuring Costs
x.	Restructuring costs:

The Company accounts for restructuring activities in accordance to ASC topic 420, "Exit or Disposal Cost Obligations" and ASC 712 "Compensation-Nonretirement Postemployment Benefits" ("ASC 712"), which requires that a liability for a cost associated with an exit or disposal activity be recognized and measured, initially at fair value, only when the liability is incurred and for contractual postemployment benefits under ASC 712 when it is probable that the employees will be entitled to the benefits, the amount is estimable.

Comprehensive Income
y.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2011 and 2012 Accumulated other comprehensive income (loss), related to unrealized gains from available-for-sale securities, net of taxes, in amount of $ 393 and $ 349, loss on hedging derivative instruments, net of taxes, in amount of $ (492) and $ 208 foreign currency translation differences and in amount of $ (244) and $ (1,047).

Treasury Shares
z.	Treasury shares:

The Company repurchased its Ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

Basic And Diluted Net Earnings Per Share
aa.	Basic and diluted net earnings per share:

Basic net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 940,060, 5,154,612 and 5,743,458 for the years ended December 31, 2010, 2011 and 2012, respectively.

Reclassification
ab.	Reclassification:

Certain amounts in prior years' statement of operations have been reclassified to conform to the current year's presentation. In prior years expenses of the company's information system department were allocated to cost of revenues and operating expenses while in 2010 management decided to include all expenses in general and administrative expenses.

Impact Of Recently Issued Accounting Standards
ac.	Impact of recently issued Accounting Standards:

1.
In July 2012, the FASB issued Accounting Standards 2012-02 "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment", which introduced an optional qualitative assessment for testing intangible asset for impairment. ASU 2011-02 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that an indefinite-lived intangible asset is impaired. If that is the case, the company would have to perform the annual quantitative impairment test. The ASU is effective for fiscal years beginning after 15 September 2012. The Company did not adapt the optional qualitative assessment during 2012.

2.
In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") No. 2013-02, Topic 350 - Comprehensive Income ("ASU 2013-02"), which amends Topic 220 to improve the reporting of reclassifications out of accumulated other comprehensive income to the respective line items in net income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. The Company intends to adopt this standard in the first quarter of 2013 and does not expect the adoption will have a material impact on its consolidated results of operations or financial condition.

General (Tables)	12 Months Ended
Dec. 31, 2012
General [Abstract]
Schedule Of Assets Acquired And Liabilities Assumed
Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill **)	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)	Current assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.
**)	See also Note 8.

Schedule Of Intangible Assets Acquisition

	Fair value	Useful life *)	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight-line
Trade names	800	2 years	Straight-line

Total intangible assets	$17,700

*)          Weighted average amortization period of 6.8 years.

Schedule Of Pro Forma Revenue And Net Loss

	Year ended December 31,
	2010	2011
	Unaudited

Revenues	$523,889	$449,094

Net loss	$38,611	$44,796

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
%

Computers, manufacturing and peripheral equipment	6- 33
Office furniture and equipment	Mainly 7
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions

	December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Volatility	41%-66%	37%-60%	40%-64%
Risk free interest	0.25%-3.9%	0.1%-3.48%	0.1%-2.30%
Early exercise multiple	2.0-2.50	1.85-2.60	1.55-1.85

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule Of Marketable Securities

	2011			2012
	Amortized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	value	cost	gains	value

Corporate debentures	$204	$15	$219	$204	$99	$303
Government bonds	12,784	378	13,162	3,515	250	3,765

	$12,988	$393	$13,381	$3,719	$349	$4,068

Schedule Of Aggregate Maturities Of Marketable Securities

	Amortized cost	Gross unrealized gain	Fair market value

Less than 1 year	$-	$-	$-
1-3 years	3,515	250	3,765
3-5 years	91	46	137
More than 5 years	113	53	166

	$3,719	$349	$4,068

Other Accounts Receivable And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2011	2012

Government authorities	$13,789	$14,150
Advances to suppliers	7,126	3,140
Prepaid expenses	12,358	16,636
Other	4,008	4,817
	$37,281	$38,743

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	December 31,
	2011	2012

Raw materials	$14,418	21,360
Work in progress	1,723	4,441
Finished products	77,324	39,753

	$93,465	65,554

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equpment, Net

	December 31,
	2011	2012

Cost:
Computers, manufacturing, peripheral equipment	$78,367	$90,724
Office furniture and equipment	4,391	4,566
Leasehold improvements	1,823	2,388

	84,581	97,678
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	49,995	59,536
Office furniture and equipment	2,837	3,081
Leasehold improvements	1,284	1,419

	54,116	64,036

Depreciated cost	$30,465	$33,642

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Schedule Of Intangible Assets

	December 31,
	2011	2012

Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,200	8,107

	17,600	17,507

Accumulated amortization:

Technology	1,165	2,397
Trademarks	379	780
Customer relationships	2,617	4,521

	4,161	7,698

Intangible assets, net	$13,439	$9,809

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

Schedule Of Estimated Future Amortization Expense

December 31,

2013	$2,541
2014	2,134
2015	1,862
2016	1,672
2017 and thereafter	1,600

$9,809

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill [Abstract]
Schedule Of Goodwill

	Year ended December 31,
	2011	2012

January 1,	$1,093	$14,593
Acquisition of Nera	13,658	-
Functional currency translation adjustments (1) (2) (3)	(158)	690

December 31,	$14,593	$15,283

(1)	The allocation period of Nera's acquisition ended in July 2012.
(2)	Adjustment of goodwill related to acquisition of Nera.
(3)
Foreign currency translation differences resulting from goodwill allocated to subsidiaries,  whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.

Other Accounts Payable And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses

	December 31,
	2011	2012

Employees and payroll accruals	$13,650	$13,199
Provision for warranty costs	6,655	4,801
Government authorities	5,156	5,507
Accrued expenses	20,291	9,676
Other accounts payables	3,756	2,907

	$49,508	$36,090

Loan And Credit Lines (Tables)	12 Months Ended
Dec. 31, 2012
Loan And Credit Lines [Abstract]
Schedule Of Maturities Of Long-Term Debt
2013 - current maturities	$8,232
2014	8,232
2015	8,232
2016	2,072

$26,768

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments

	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2012	income item	2010	2011	2012

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$208	Operating expenses	$503	$(267)	$72

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(375)	(287)	1,424

Total	$208		$128	$(554)	$1,496

Pension Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Schedule Of Changes In Projected Benefit Obligations

	December 31,
	2011	2012

Accumulated benefit obligation	$9,860	$9,643

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$-	$9,992
Liability assumed at the acquisition date of Nera	11,532	-
Service cost	59	63
Interest cost	323	349
Expenses paid	(1,296)	(992)
Exchange rates differences	-	565
Actuarial gain	(626)	(268)

Projected benefit obligation at end of year	$9,992	$9,709

Schedule Of Changes In Fair Value Of Plan Assets
Change in plan assets
Fair value of plan assets at beginning of year	$-	$7,122
Acquisition of Nera	7,500	-
Actual return on plan assets	272	294
Employer contributions to plan	52	95
Expenses paid	(702)	(524)
Exchange rates differences	-	525
Actuarial gain	-	(116)

Fair value of plan assets at end of year	$7,122	$7,396

Schedule Of Assumptions Used

	December 31, 2011	December 31, 2012
Weighted-average assumptions
Discount rate	3.80%	4.20%
Expected return on plan assets	4.10%	3.60%
Rate of compensation increase	3.50%	3.25%

Schedule Of Net Benefit Costs

	December 31, 2011	December 31, 2012
Components of net periodic benefit cost
Service cost	$59	$63
Interest cost	323	349
Expected return on plan assets	(272)	(294)
Amortization of net loss	-	-
Exchange rates differences	-	5
Settlement gain recognized	-	-

Net periodic benefit cost	$110	$123

Schedule Of Expected Benefit Payments

	December 31, 2011	December 31, 2012

2013	$817	$763
2014	561	261
2015	361	229
2016	223	199
2017 and thereafter	908	1,050

	$2,870	$2,502

Schedule Of Allocation Of Plan Assets

	December 31, 2011	December 31, 2012

Bonds	49%	56%
Real estate	16%	14%
Cash	17%	20%
Shares	18%	10%

	100%	100%

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Rental Commitments

Year ended December 31,	Facilities	Motor vehicles	Total

2013	4,548	1,442	5,990
2014	1,365	993	2,358
2015	824	478	1,302
2016	672	183	855
2017 and thereafter	-	-	-
	7,409	3,096	10,505

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Summary Of Stock Options And RSUs Granted
	Year ended December 31, 2010
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,388,323	$5.87
Granted *)	922,500	$8.27
Exercised	(979,982)	$5.04
Forfeited or expired	(402,605)	$9.92

Outstanding at end of the year	4,928,236	$6.15	6.38	$34,698

Options exercisable at end of the year	3,192,108	$5.53	5.33	$24,455

Vested and expected to vest	4,836,371	$6.12	6.38	$34,193

*) Including 200,000 RSUs granted

	Year ended December 31, 2011
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	4,928,236	$6.15
Granted	1,795,502	$11.79
Exercised (**)	(1,057,122)	$4.24
Forfeited or expired	(210,272)	$9.92

Outstanding at end of the year	5,456,344	$8.23	7.01	$7,256

Options exercisable at end of the year	2,928,548	$6.58	5.55	$5,547

Vested and expected to vest	5,198,660	$8.08	6.91	$7,204

*) Including 200,000 RSUs granted **) Including 50,000 RSUs exercised

	Year ended December 31, 2012
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	5,456,344	$8.23
Granted	1,217,499	$8.45
Exercised (**)	(240,171)	$3.04
Forfeited or expired	(306,290)	$10.17

Outstanding at end of the year	6,127,382	$8.38	7.95	$492

Options exercisable at end of the year	3,801,244	$7.62	5.52	$50

Vested and expected to vest	5,827,744	$8.32	7.94	$477

*) Including 200,000 RSUs granted **) Including 50,000 RSU's exercised

Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price

Exercise price (range)	Options and RSUs outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	150,000			-		-
0.00-2.00	76,275	0.51	1.48	76,275	0.51	1.48
2.34-3.90	98,475	2.93	3.89	98,475	2.93	3.89
4.09-5.98	2,044,894	5.05	5.16	1,794,049	4.79	5.10
6.12-7.96	60,864	6.11	6.80	39,639	5.09	6.75
8.16-9.98	1,184,004	8.26	9.11	588,290	7.59	9.13
10.19-14.3	1,841,832	8.90	12.31	331,820	7.99	11.98

	5,456,344	7.01	8.23	2,928,548	5.55	6.58

Exercise price (range)	Options and RSUs outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2012	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	100,000			-
0.00-2.00	-	-	-	-	-	-
2.34-3.90	94,975	2.00	3.89	94,975	2.00	3.89
4.02-5.98	2,035,969	4.30	5.13	1,998,447	4.23	5.12
6.12-7.96	98,364	6.86	6.87	43,264	3.79	6.79
8.16-9.98	2,095,088	8.08	9.02	757,064	6.86	9.12
10.19-14.3	1,702,986	7.86	12.33	907,494	7.66	12.29

	6,127,382	6.52	8.52	3,801,244	5.51	7.62

Schedule Of Equity-Based Compensation Expense
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$315	$255	$197
Research and development *)	814	1,536	1,638
Selling and marketing	1,177	2,460	1,975
General and administrative	1,901	2,313	1,650

Total stock-based compensation expenses	$4,207	$6,564	$5,460

*)	Including $133, $ 460 and $ 473 compensation expenses related to RSUs for the year ended December 31, 2010, 2011 and 2012, respectively.

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule Of Income Tax Expense (Benefit)

	Year ended December 31,
	2010	2011	2012

Current	$1,647	$3,065	$1,944
Deferred	(469)	(806)	(743)

	$1,178	$2,259	$1,201

Domestic (Israel)	$(234)	$2,313	$5,470
Foreign	1,412	(54)	(4,269)

	$1,178	$2,259	$1,201

Schedule Of Deferred Income Taxes

	December 31,
	2011	2012
Deferred tax assets:

Net operating loss carry forward	$33,344	$50,276
Research & Development	10,531	12,266
Other temporary differences relating to reserve and allowances	34,401	28,821

Deferred tax asset before valuation allowance	78,276	91,363
Valuation allowance	(59,018)	(72,588)

Deferred tax asset	19,258	18,775

Deferred tax liabilities:

Acquired intangibles	(1,738)	(1,046)

Deferred tax asset, net	17,520	17,729

Schedule Of Income (Loss) Before Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$12,369	$(35,797)	$(46,207)
Foreign	2,871	(15,598)	24,017

	$15,240	$(51,395)	$(22,190)

Schedule Of Income Tax Reconciliation

	Year ended December 31,
	2010	2011	2012
Income (loss) before taxes as reported in the consolidated statements of operations	$15,240	$(51,395)	$(22,190)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$3,810	$(12,335)	$(5,548)
Non-deductible expenses	647	3,061	193
Non-deductible expenses related to employee stock options	1,052	1,575	1,366
Changes in valuation allowance, net	(4,798)	8,984	5,415
Other	467	974	(225)

Actual tax expense	$1,178	$2,259	$1,201

Schedule Of Changes In Unrecognized Tax Benefits

	December 31,
	2011	2012

Uncertain tax positions, beginning of year	$673	$9,741
Uncertain tax positions acquired during the year	9,266	-
Increases in tax positions for prior years	556	-
Decreases in tax positions for prior years	(987)	(23)
Increases in tax positions for current year	233	-

Uncertain tax positions, end of year	$9,741	$9,718

Segments, Customers And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segments, Customers And Geographic Information [Abstract]
Schedule Of Revenues From Sales To Unaffiliated Customers

	Year ended December 31,
	2010	2011	2012

Revenues from sales to unaffiliated customers:

North America	$41,450	$46,442	$40,496
Europe	56,923	101,324	97,133
Africa	9,968	57,701	58,212
Asia-Pacific and Middle East	28,119	90,461	70,704
India	95,674	44,608	54,358
Latin America	17,718	104,733	125,748

	$249,852	$445,269	$446,651

Property and equipment, net, by geographic areas:

Israel	$15,325	$22,502	$27,837

Others	886	7,963	5,805

	$16,211	$30,465	$33,642

Schedule Of Major Customer Data As Percentage Of Total Revenues
	Year ended December 31,
	2010	2011		2012
	%

Customer A	19	*	) -	*	) -
Customer B	17	*	) -	*	) -

*)	Less than 10% of total revenues

Selected Statements Of Operations Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Schedule Of Financial Income, Net

	Year ended December 31,
	2010	2011	2012

Financial income:
Interest on marketable securities and bank deposits	$1,713	$2,643	$644
Foreign currency translation differences and derivatives	424	2,563	2,839

	2,137	5,206	3,483
Financial expenses:
Bank charges and interest on loans	(495)	(3,448)	(3,850)
Foreign currency translation differences	(103)	(3,434)	(3,180)
Amortization of premium on marketable securities	(284)	(348)	-

	(882)	(7,230)	(7,030)

	$1,255	$(2,024)	$(3,547)

Schedule Of Net Earnings Per Share

	Year ended December 31,
	2010	2011	2012
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$14,062	$(53,654)	$(23,391)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	34,854,657	35,975,434	36,457,989

Effect of dilutive securities:
Employee stock options and RSU	1,710,173	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	36,564,830	35,975,434	36,457,989

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

	Year ended December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	13,381	-	-	13,381
Derivatives designated as hedging instrument (net of tax effect of $ 164)	-	(492)	-	(492)
Pension liability, net *)	-	-	(2,870)	(2,870)

Total assets (liabilities)	13,381	(492)	(2,870)	10,091

	Year ended December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities	4,068	-	-	4,068
Derivatives designated as hedging instrument (net of tax effect of $ 257)	-	276	-	276
Pension liability, net *)	-	-	(2,247)	(2,247)

Total assets (liabilities)	4,068	276	(2,247)	2,097

*)	See also Note 12.

Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Schedule OfTransaction With Related Parties

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$6,853	$1,819	$4,974

Research and development expenses	$951	$1,010	$1,032

Selling and marketing expenses	$1,152	$1,308	$1,233

General and administrative expenses	$514	$704	$684

Purchase of property and equipment	$206	$275	$1,130

Schedule Of Balances With Related Parties

	December 31,
	2011	2012

Trade payables, other accounts payable and accrued expenses	$1,432	$3,024

General (Narratives) (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 19, 2011 Nera Telecommunications Ltd. [Member]	Dec. 31, 2011 Nera Networks [Member]	Jan. 19, 2011 Nera Networks [Member]	Dec. 31, 2010 Nera Networks [Member]	Mar. 31, 2013 Credit Agreement [Member]
General [Line Items]
Escrow deposit					$ 10,000,000
Period of time that money is in escrow					18 months
Consideration for all shares					57,175,000
Long-term debt	26,768,000				35,000,000
Non-compete agreement			3 years
Trademark purchase agreement term			2 years
Acquisitions costs				4,919,000		775,000
Restructuring costs	4,608,000	7,834,000		7,834,000
Restructuring reserve	3,712,000			1,330,000
Maximum borrowing capacity under the credit agreement	$ 40,000,000						$ 113,700,000

General (Schedule Of Assets Acquired And Liabilities Assumed) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	Jan. 19, 2011
Nera Networks [Member]
Business Acquisition [Line Items]
Current assets	$ 172,334 [1]
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill	13,658 [2]
Total assets acquired	225,323
Current liabilities	(113,013)
Long-term liabilities	(55,135)
Total liabilities assumed	(168,148)
Net assets acquired	57,175
Inventory step-up	4,185
Deferred revenue	$ 16,226

[1]	Current assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.
[2]	See also Note 8.

General (Schedule Of Intangible Assets Acquisition) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Jan. 19, 2011
Business Acquisition [Line Items]
Fair value	$ 17,700
Weighted average amortization period	6 years 9 months 18 days
Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value	8,300
Useful lives	7 years
Technology [Member]
Business Acquisition [Line Items]
Fair value	8,600
Useful lives	7 years
Trade Names [Member]
Business Acquisition [Line Items]
Fair value	$ 800
Useful lives	2 years

General (Schedule Of Pro Forma Revenue And Net Loss) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nera Networks [Member]
Revenues	$ 449,094	$ 523,889
Net loss	$ 44,796	$ 38,611

Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Short-term bank deposits average interest rate	2.29%	2.29%
Short-trem bank deposits restriced against bank guarantees	$ 422
Income tax benefit realization threshold	50.00%
Capitalized computer software costs	3,400
Period that short-trem bank deposits restriced against bank guarantees		6 months
Number of reporting units		1
Increase in revenues due to adoption of accounting standard		23,900
Warranty expense (income)	(1,753)	(666)	643
Allowance for doubtful accounts	5,435	3,595
Doubtful debt expenses	1,727	212	614
Trade receivables sold	15,126	5,866
Severance expense	1,613	1,747	1,519
Unrealized gains from available-for-sale securities	349	393
Gain (loss) on hedging derivative instruments	208	(492)
Foreign currency translation adjustment	$ (1,047)	$ (244)
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	5,743,458	5,154,612	940,060
Intangible asset impairment more-likely-than-not threshold	50.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives		2 years
Warranty period		12 months
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives		7 years
Warranty period		36 months

Significant Accounting Policies (Schedule Of Annual Depreciation Rates) (Details)	Dec. 31, 2012
Computers, Manufacturing And Peripheral Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	6.00%
Computers, Manufacturing And Peripheral Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	33.00%
Other Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation rate	7.00%

Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	40.00%	37.00%	41.00%
Volatility, maximum	64.00%	60.00%	66.00%
Risk free interest, minimum	0.10%	0.10%	0.25%
Risk free interest, maximum	2.30%	3.48%	3.90%
Early exercise multiple, minimum	1.55	1.85	2
Early exercise multiple, maximum	1.85	2.6	2.5

Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Proceeds from sale of marketable securities	$ 9,717
Gain on sale of marketable securitites	57
Interest receivable	$ 81	$ 213

Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,719	$ 12,988
Gross unrealized gains	349	393
Fair market value	4,068	13,381
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	204	204
Gross unrealized gains	99	15
Fair market value	303	219
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,515	12,784
Gross unrealized gains	250	378
Fair market value	$ 3,765	$ 13,162

Marketable Securities (Schedule Of Aggregate Maturities Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Less than 1 year - Amortized cost
1-3 years - Amortized cost	3,515
3-5 years - Amortized cost	91
More than 5 years	113
Amortized Cost	3,719	12,988
Less than 1 year - Gross unrealized gain
1-3 years - Gross unrealized gain	250
3-5 years - Gross unrealized gain	46
After 5 years - Gross unrealized gain	53
Gross unrealized gain	349	393
Less than 1 year - Fair market value
1-3 years - Fair market value	3,765
3-5 years - Fair market value	137
More than 5 years - Fair market value	166
Fair market value	$ 4,068	$ 13,381

Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Government authorities	$ 14,150	$ 13,789
Advances to suppliers	3,140	7,126
Prepaid expenses	16,636	12,358
Other	4,817	4,008
Other accounts receivable and prepaid expenses	$ 38,743	$ 37,281

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 21,360	$ 14,418
Work in progress	4,441	1,723
Finished products	39,753	77,324
Inventories	65,554	93,465
Inventories shipped to customers	19,266	49,101
Inventory write-off	904	3,483	1,963
Inventory write-off provision	$ 2,887	$ 3,505

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 97,678	$ 84,581
Accumulated depreciation	64,036	54,116
Depreciated cost	33,642	30,465
Depreciation expenses	11,493	10,231	4,712
Computers, Manufacturing, Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	90,724	78,367
Accumulated depreciation	59,536	49,995
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,566	4,391
Accumulated depreciation	3,081	2,837
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,388	1,823
Accumulated depreciation	$ 1,419	$ 1,284

Intangible Assets, Net (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Cost Of Revenues [Member]	Dec. 31, 2012 Selling And Marketing [Member]	Dec. 31, 2012 Technology [Member]	Dec. 31, 2011 Technology [Member]	Dec. 31, 2012 Trade Names [Member]	Dec. 31, 2011 Trade Names [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 17,507	$ 17,600			$ 8,600	$ 8,600	$ 800	$ 800	$ 8,107	$ 8,200
Accumulated amortization	7,698	4,161			2,397	1,165	780	379	4,521	2,617
Intangible assets, net	9,809	13,439
Amortization expense			$ 4,161	$ 3,537

Intangible Assets, Net (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net [Abstract]
2013	$ 2,541
2014	2,134
2015	1,862
2016	1,672
2017 and thereafter	1,600
Intangible assets, net	$ 9,809	$ 13,439

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, January 1,	$ 14,593		$ 1,093
Foreign currency translation adjustments	690	[1],[2],[3]	(158)	[1],[2],[3]
Goodwill, December 31,	15,283		14,593
Nera [Member]
Goodwill [Line Items]
Acquisition			$ 13,658

[1]	The allocation period of Nera's acquisition ended in July 2012.
[2]	Adjustment of goodwill related to acquisition of Nera.
[3]	Foreign currency translation differences resulting from goodwill allocated to subsidiaries, whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.

Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Employees and payroll accruals	$ 13,199	$ 13,650
Provision for warranty costs	4,801	6,655
Government authorities	5,507	5,156
Accrued expenses	9,676	20,291
Other accounts payable	2,907	3,756
Other accounts payable and accrued expenses	$ 36,090	$ 49,508

Loan And Credit Lines (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 item
Debt Instrument [Line Items]
Libor spread	3.15%
Libor update period	3 months
Accrued interest	$ 105,000
Number of quarterly debt installments	17
Principal amount	35,000,000
Line of credit outstanding amount	15,000,000
Maximum borrowing capacity under the credit agreement	40,000,000
Borrowings from other financial institutions	$ 2,000,000
Interest rate description	LIBOR+2.75% to LABOR+3.9%
Maximum [Member]
Debt Instrument [Line Items]
Libor spread	3.90%
Minimum [Member]
Debt Instrument [Line Items]
Libor spread	2.75%

Loan And Credit Lines (Schedule Of Maturities Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Loan And Credit Lines [Abstract]
2013 - current maturities	$ 8,232
2014	8,232
2015	8,232
2016	2,072
Long-term debt	$ 26,768

Derivative Instruments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2012 NOK
Derivative Instruments [Abstract]
Outstanding forward exchange contracts	$ 54,487		133,737	108,013
Gain (loss) recognized in other comprehensive Income	$ 208	$ (492)
Forward exchange contract remaining maturity	1 year

Derivative Instruments (Schedule Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	$ 208	$ (492)
Gain (loss) Recognized in Statements of Income, net	1,496	(554)	128
Foreign Exchange Option And Forward Contract [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive Income, net	208
Foreign Exchange Option And Forward Contract [Member] | Operating Expense [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) Recognized in Statements of Income, net	72	(267)	503
Foreign Exchange Forward Contracts [Member] | Financial Expense [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) Recognized in Statements of Income, net	$ 1,424	$ (287)	$ (375)

Pension Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2011
Pension Liabilities, Net [Abstract]
Number of participants	139
Number of retired plan participants	133
Benefit obligation, discount rate	4.20%	3.80%
Net periodic benefit cost, discount rate	4.20%
Actuarial gain	$ 158	$ 325

Pension Liabilities, Net (Schedule Of Changes In Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation	$ 9,643	$ 9,860
Projected benefit obligation at beginning of year	9,992
Liability assumed at the acquisition date of Nera		11,532
Service cost	63	59
Interest cost	349	323
Expenses paid	(992)	(1,296)
Exchange rates differences	565
Actuarial gain	(268)	(626)
Projected benefit obligation at end of year	$ 9,709	$ 9,992

Pension Liabilities, Net (Schedule Of Changes In Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Fair value of plan assets at beginning of year	$ 7,122
Acquisition of Nera		7,500
Actual return on plan assets	294	272
Employer contributions to plan	95	52
Expenses paid	(524)	(702)
Exchange rates differences	525
Actuarial gain	(116)
Fair value of plan assets at end of year	$ 7,396	$ 7,122

Pension Liabilities, Net (Schedule Of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Liabilities, Net [Abstract]
Discount rate	4.20%	3.80%
Expected return on plan assets	3.60%	4.10%
Rate of compensation increase	3.25%	3.50%

Pension Liabilities, Net (Summary Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Service cost	$ 63	$ 59
Interest cost	349	323
Expected return on plan assets	(294)	(272)
Amortization of net loss
Exchange rates differences	5
Settlement gain recognized
Net periodic benefit cost	$ 123	$ 110

Pension Liabilities, Net (Schedule Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2013	$ 763	$ 817
2014	261	561
2015	229	361
2016	199	223
2017 and thereafter	1,050	908
Expected benefit payments, total	$ 2,502	$ 2,870

Pension Liabilities, Net (Summary Of Defined Benefit Plans Asset Strategy Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	56.00%	49.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	14.00%	16.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	20.00%	17.00%
Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	10.00%	18.00%

Commitments And Contingent Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Bank guarantees	$ 31,692,000
Indirect tax liabilities	26,500,000	26,000,000
Additional loss contingency related to indirect taxes	26,000,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	8,473,000	10,334,000	2,466,000
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 1,404,000	$ 1,514,000	$ 1,206,000

Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,990
2014	2,358
2015	1,302
2016	855
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	10,505
Facilities [Member]
2013	4,548
2014	1,365
2015	824
2016	672
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	7,409
Motor Vehicles [Member]
2013	1,442
2014	993
2015	478
2016	183
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 3,096

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			15 Months Ended
	Oct. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expiration period		10 years
Ordinary shares reserved for issuance		17,920,688
Ordinary shares available for future grant		218,414
Average market value, trading day period		30 days
Total intrinsic value of options exercised		$ 874	$ 7,278
Unrecognized compensation cost, period for recognition		1 year
Total unrecognized compensation cost		5,460	6,564	4,207
Stock repurchase, authorized amount	20,000
Stock repurchased during period, shares					3,481,523
Stock repurchased, weighted average price per share					$ 5.74
Stock repurchased during period, amount					20,091
Stock Option [Member]
Vesting period		4 years
Weighted average grant date fair value of options granted		$ 3.82	$ 5.63	$ 5.89
Total unrecognized compensation cost		4,614
Restricted Stock Units (RSUs) [Member]
Weighted average grant date fair value of options granted				$ 9.39
Total unrecognized compensation cost		$ 790

Shareholders' Equity (Summary Of Stock Options And RSUs Granted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, number	5,456,344	4,928,236	5,388,323
Granted, number	1,217,499	1,795,502	922,500
Exercised, number	240,171	(1,057,122)	(979,982)
Forfeited or expired, number	306,290	(210,272)	(402,605)
Outstanding at end of the year, number	6,127,382	5,456,344	4,928,236
Outstanding at beginning of year, weighted average exercise price	$ 8.23	$ 6.15	$ 5.87
Granted, weighted average exercise price	$ 8.45	$ 11.79	$ 8.27
Exercised, weighted average exercise price	$ 3.04	$ 4.24	$ 5.04
Forfeited or expired, weighted average exercise price	$ 10.17	$ 9.92	$ 9.92
Outstanding at end of the year, weighted average exercise price	$ 8.38	$ 8.23	$ 6.15
Options exercisable at end of the year, number	3,801,244	2,928,548	3,192,108
Number of options and RSUs, Vested and expected to vest	5,827,744	5,198,660	4,836,371
Weighted average exercise price, Options exercisable at end of the year	$ 7.62	$ 6.58	$ 5.53
Weighted average exercise price, Vested and expected to vest	$ 8.32	$ 8.08	$ 6.12
Weighted average remaining contractual term, Oustanding			6 years 4 months 17 days
Weighted average remaining contractual term, Options exercisable			5 years 3 months 29 days
Weighted average remaining contractual term, Vested and expected to vest			6 years 4 months 17 days
Aggregate intrinsic value, Outstanding	$ 492	$ 7,256	$ 34,698
Aggregate intrinsic value, Options exercisable at end of the year	50	5,547	24,455
Aggregate intrinsic value, Vested and expected to vest	$ 477	$ 7,204	$ 34,193
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, number	200,000	200,000
Exercised, number	50,000	50,000
Outstanding at end of the year, number	200,000	200,000

Shareholders' Equity (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options	6,127,382	5,456,344
Outstanding options, Weighted average exercise price	$ 8.52	$ 8.23
Outstanding options, Weighted average remaining contractual life (years)	6 years 6 months 7 days	7 years 4 days
Exercisable options	3,801,244	2,928,548
Exercisable options, Weighted average exercise price	$ 7.62	$ 6.58
Exercisable options, Remaining contractual life (in years)	5 years 6 months 4 days	5 years 6 months 18 days
0.00-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0	$ 0
Exercise price, upper range limit	$ 2	$ 2
Outstanding options		76,275
Outstanding options, Weighted average exercise price		$ 1.48
Outstanding options, Weighted average remaining contractual life (years)		6 months 4 days
Exercisable options		76,275
Exercisable options, Weighted average exercise price		$ 1.48
Exercisable options, Remaining contractual life (in years)		6 months 4 days
2.34-3.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 2.34	$ 2.34
Exercise price, upper range limit	$ 3.9	$ 3.9
Outstanding options	94,975	98,475
Outstanding options, Weighted average exercise price	$ 3.89	$ 3.89
Outstanding options, Weighted average remaining contractual life (years)	2 years	2 years 11 months 5 days
Exercisable options	94,975	98,475
Exercisable options, Weighted average exercise price	$ 3.89	$ 3.89
Exercisable options, Remaining contractual life (in years)	2 years	2 years 11 months 5 days
4.09-5.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 4.02	$ 4.09
Exercise price, upper range limit	$ 5.98	$ 5.98
Outstanding options	2,035,969	2,044,894
Outstanding options, Weighted average exercise price	$ 5.13	$ 5.16
Outstanding options, Weighted average remaining contractual life (years)	4 years 3 months 18 days	5 years 18 days
Exercisable options	1,998,447	1,794,049
Exercisable options, Weighted average exercise price	$ 5.12	$ 5.1
Exercisable options, Remaining contractual life (in years)	4 years 2 months 23 days	4 years 9 months 15 days
6.12-7.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 6.12	$ 6.12
Exercise price, upper range limit	$ 7.96	$ 7.96
Outstanding options	98,364	60,864
Outstanding options, Weighted average exercise price	$ 6.87	$ 6.8
Outstanding options, Weighted average remaining contractual life (years)	6 years 10 months 10 days	6 years 1 month 10 days
Exercisable options	43,264	39,639
Exercisable options, Weighted average exercise price	$ 6.79	$ 6.75
Exercisable options, Remaining contractual life (in years)	3 years 9 months 15 days	5 years 1 month 2 days
8.16-9.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 8.16	$ 8.16
Exercise price, upper range limit	$ 9.98	$ 9.98
Outstanding options	2,095,088	1,184,004
Outstanding options, Weighted average exercise price	$ 9.02	$ 9.11
Outstanding options, Weighted average remaining contractual life (years)	8 years 29 days	8 years 3 months 4 days
Exercisable options	757,064	588,290
Exercisable options, Weighted average exercise price	$ 9.12	$ 9.13
Exercisable options, Remaining contractual life (in years)	6 years 10 months 10 days	7 years 7 months 2 days
10.19-14.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 10.19	$ 10.19
Exercise price, upper range limit	$ 14.3	$ 14.3
Outstanding options	1,702,986	1,841,832
Outstanding options, Weighted average exercise price	$ 12.33	$ 12.31
Outstanding options, Weighted average remaining contractual life (years)	7 years 10 months 10 days	8 years 10 months 24 days
Exercisable options	907,494	331,820
Exercisable options, Weighted average exercise price	$ 12.29	$ 11.98
Exercisable options, Remaining contractual life (in years)	7 years 7 months 28 days	7 years 11 months 27 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RSUs outstanding	100,000	150,000

Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total stock-based compensation expense	$ 5,460		$ 6,564		$ 4,207
Cost Of Revenues [Member]
Total stock-based compensation expense	197		255		315
Research And Development [Member]
Total stock-based compensation expense	1,638	[1]	1,536	[1]	814	[1]
Selling And Marketing [Member]
Total stock-based compensation expense	1,975		2,460		1,177
General And Administrative [Member]
Total stock-based compensation expense	1,650		2,313		1,901
Restricted Stock Units (RSUs) [Member]
Total stock-based compensation expense	790
Restricted Stock Units (RSUs) [Member] | Research And Development [Member]
Total stock-based compensation expense	$ 473		$ 460		$ 133

[1]	Including $133, $ 460 and $ 473 compensation expenses related to RSUs for the year ended December 31, 2010, 2011 and 2012, respectively.

Taxes On Income (Narrative) (Details)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 Law for the Encouragement of Industry (Taxes) [Member]	Dec. 31, 2012 Law for the Encouragement of Capital Investments [Member] ILS	Dec. 31, 2012 NORWAY USD ($)	Dec. 31, 2012 BRAZIL USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Minimum [Member] Domestic Tax Authority [Member]	Dec. 31, 2012 Minimum [Member] Law for the Encouragement of Capital Investments [Member]	Dec. 31, 2012 Minimum [Member] Foreign Tax Authority [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Maximum [Member] Domestic Tax Authority [Member]	Dec. 31, 2012 Maximum [Member] Law for the Encouragement of Capital Investments [Member]	Dec. 31, 2012 Maximum [Member] Foreign Tax Authority [Member]	Dec. 31, 2012 Develpment Area A [Member] Law for the Encouragement of Capital Investments [Member]
Taxes On Income [Line Items]
Period of accelerated depreciation for tax purposes						8 years
Israeli tax rate	25.00%	24.00%	25.00%
Period of tax exemption							2 years
Tax rate reduction percent													10.00%					25.00%
Period in which investment must be made							3 years
Minimum qualifying investment							300,000
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Experation period since beginning of the year of election	12 years
Foreign investors' company tax benefits period	10 years
Foreign investors' company tax benefits pecent										10.00%					25.00%
Number of capital investment programs granted approved enterprise status	3
Number of capital investment programs under beneficiary enterprise status	2
Amended tax rate 2011 and 2012							15.00%													10.00%
Amended tax rate 2013 and 2014							12.50%													7.00%
Amended tax rate 2015 and thereafter							12.00%													6.00%
Valuation allowance	72,588,000	59,018,000
Net operating losses				2,300,000	60,000,000			98,000,000	11,300,000
Israeli capital loss					3,200,000
Annual limit against taxable income									30.00%
Accrued interest and penalties	$ 51,000	$ 1,624,000
Open Tax Year											2008	2008		2007		2011	2011		2011

Taxes On Income (Schedule Of The Qualifying Percentage Of The Value Of The Productive Assets) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Up to NIS 140 [Member]	Dec. 31, 2012 NIS 140 - NIS 500 [Member]	Dec. 31, 2012 More than NIS 500 [Member]	Dec. 31, 2012 Minimum [Member] NIS 140 - NIS 500 [Member] ILS	Dec. 31, 2012 Minimum [Member] More than NIS 500 [Member] ILS	Dec. 31, 2012 Maximum [Member] Up to NIS 140 [Member] USD ($)	Dec. 31, 2012 Maximum [Member] NIS 140 - NIS 500 [Member] ILS
Taxes On Income [Line Items]
Value of productive assets before the expansion				140	500	$ 140	500
New proportion that the required investment bears to the value of productive assets	12.00%	7.00%	5.00%

Taxes On Income (Schedule Of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current	$ 1,944	$ 3,065	$ 1,647
Deferred	(743)	(806)	(469)
Income tax expense	1,201	2,259	1,178
Domestic (Israel)	5,470	2,313	(234)
Foreign	$ (4,269)	$ (54)	$ 1,412

Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Net operating loss carry forward	$ 50,276	$ 33,344
Research & Development	12,266	10,531
Other temporary differences relating to reserve and allowances	28,821	34,401
Deferred tax asset before valuation allowance	91,363	78,276
Valuation allowance	(72,588)	(59,018)
Deferred tax asset	18,775	19,258
Acquired intangibles	(1,046)	(1,738)
Deferred tax asset, net	$ 17,729	$ 17,520

Taxes On Income (Schedule Of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ (46,207)	$ (35,797)	$ 12,369
Foreign	24,017	(15,598)	2,871
Income (loss) before taxes	$ (22,190)	$ (51,395)	$ 15,240

Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ (22,190)	$ (51,395)	$ 15,240
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	(5,548)	(12,335)	3,810
Non-deductible expenses	193	3,061	647
Non-deductible expenses related to employee stock options	1,366	1,575	1,052
Changes in valuation allowance, net	5,415	8,984	(4,798)
Other	(225)	974	467
Income tax expense	$ 1,201	$ 2,259	$ 1,178

Taxes On Income (Schedule Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Uncertain tax positions, beginning of year	$ 9,741	$ 673
Uncertain tax positions acquired during the year		9,266
Increases in tax positions for prior years		556
Decreases in tax positions for prior years	(23)	(987)
Increases in tax positions for current year		233
Uncertain tax positions, end of year	$ 9,718	$ 9,741

Segments, Customers And Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 segment	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments		1
Revenues	$ 446,651	$ 445,269	$ 249,852
Long-loved assets	33,642	30,465	16,211
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,496	46,442	41,450
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,133	101,324	56,923
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,212	57,701	9,968
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,704	90,461	28,119
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,358	44,608	95,674
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	125,748	104,733	17,718
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	27,837	22,502	15,325
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	$ 5,805	$ 7,963	$ 886

Segments, Customers And Geographic Information (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of total revenues	10.00%
Customer A [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	19.00%
Customer B [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]		[1]	17.00%
Affiliated Party Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.60%		13.40%

[1]	Less than 10% of total revenues

Selected Statements Of Operations Data (Schedule Of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Interest on marketable securities and bank deposits	$ 644	$ 2,643	$ 1,713
Foreign currency translation differences and derivatives	2,839	2,563	424
Total gross financial income	3,483	5,206	2,137
Bank charges and interest on loan	(3,850)	(3,448)	(495)
Foreign currency translation differences	(3,180)	(3,434)	(103)
Amortization of premium on marketable securities		(348)	(284)
Total gross financial expenses	(7,030)	(7,230)	(882)
Financial income, net	$ (3,547)	$ (2,024)	$ 1,255

Selected Statements Of Operations Data (Schedule Of Net Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Numerator for basic and diluted net earnings per share - income (loss) available to shareholders of Ordinary shares	$ (23,391)	$ (53,654)	$ 14,062
Denominator for basic net earnings per share - weighted average number of shares	36,457,989	35,975,434	34,854,657
Employee stock options and RSU			1,710,173
Denominator for diluted net earnings per share - adjusted weighted average number of shares	36,457,989	35,975,434	36,564,830

Fair Value Measurement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 4,068		$ 13,381
Derivatives designated as hedging instrument	276		(492)
Pension liability, net	(2,247)	[1]	(2,870)	[1]
Total assets (liabilities)	2,097		10,091
Derivatives designated as hedging instrment, tax effect	257		164
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	4,068		13,381
Total assets (liabilities)	4,068		13,381
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives designated as hedging instrument	276		(492)
Total assets (liabilities)	276		(492)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pension liability, net	(2,247)	[1]	(2,870)	[1]
Total assets (liabilities)	$ (2,247)		$ (2,870)

[1]	See also Note 12.

Related Party Balances And Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 2,121	$ 2,059	$ 1,757
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	1,130	275	206
RAD-BYNET [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	1,476	1,476	1,333
RAD-BYNET [Member] | Inventories [Member]
Related Party Transaction [Line Items]
Expenses	4,310	1,305	6,380
RAD-BYNET [Member] | Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,130	$ 275	$ 206

Related Party Balances And Transactions (Schedule Of Transaction With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Cost of revenues	$ 4,974	$ 1,819	$ 6,853
Research And Development [Member]
Related Party Transaction [Line Items]
Expenses	1,032	1,010	951
Selling And Marketing [Member]
Related Party Transaction [Line Items]
Expenses	1,233	1,308	1,152
General And Administrative [Member]
Related Party Transaction [Line Items]
Expenses	684	704	514
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,130	$ 275	$ 206

Related Party Balances And Transactions (Schedule Of Balances With Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 3,024	$ 1,432

Nonrecognized Subsequent Event (Details)	Feb. 13, 2013 BOB	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BOB	Mar. 31, 2013 Maximum [Member] USD ($)	Mar. 31, 2013 Minimum [Member] USD ($)
Foreign currency exchange rate	6.3		4.3
Foreign currency asset, value		$ 7,549,000
Expected charges related to currency rate re-measurement				$ 2,400,000	$ 1,600,000